                              -  BT INVESTMENT FUNDS  -







                       ----------------------------------------



                                     UTILITY FUND



                       ----------------------------------------










                                  SEMI-ANNUAL REPORT
                       ----------------------------------------
                                     JUNE - 1997

--------------------------------------------------------------------------------
UTILITY FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------



         Letter to Shareholders. . . . . . . . . . . . . . . . . . .3

         Utility Fund
            Statement of Assets and Liabilities. . . . . . . . . . .5
            Statement of Operations. . . . . . . . . . . . . . . . .5
            Statement of Changes in Net Assets . . . . . . . . . . .6
            Financial Highlights . . . . . . . . . . . . . . . . . .6
            Notes to Financial Statements. . . . . . . . . . . . . .7

         Utility Portfolio
            Schedule of Portfolio Investments. . . . . . . . . . . .8
            Statement of Assets and Liabilities. . . . . . . . . . .9
            Statement of Operations. . . . . . . . . . . . . . . . .9
            Statement of Changes in Net Assets . . . . . . . . . . 10
            Financial Highlights . . . . . . . . . . . . . . . . . 10
            Notes to Financial Statements. . . . . . . . . . . . . 11

--------------------------------------------------------------------------------
UTILITY FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

The Utility Fund (the "Fund") returned 5.69% for the six months ended June 30, 1997, outperforming its benchmark, the S&P Utility Index+, which had a return of 2.31% for the same time period. The Fund underperformed the Lipper Utility Average++, which had a return of 7.54% for the semi-annual period. Since its inception on August 3, 1992, the Fund is up 44.65% cumulatively, as of June 30, 1997. This is a 7.81% average annualized total return.* For the year ended June 30, 1997, the Fund returned 9.64%.

MARKET ACTIVITY

The utility industry continues to be in flux, and, as anticipated, competitive and deregulation pressures continued to impact the sectors throughout the semi-annual period. The first quarter was disappointing, as Bell operating companies lost 8.35%, retracting much of the gains they had seen in the prior two months. The electrics and natural gas distributors also had negative quarters. In each case, the sectors were affected not only by transition within the industries, but also, as interest-sensitive stocks, by the anticipation of and then actual move by the Federal Reserve Board on March 25th. On that date, the Fed raised the fed funds rate from 5.25% to 5.50%--the first official action at all since January 1996 and the first increase in more than two years. It is well worth noting that the overall equity market did not have a strong first quarter either, with the S&P 500 Index+ down 4.16% in the month of March.

         ------------------------------------------------------------
                                   OBJECTIVE
         Seeks high level of current income with the preservation of capital. Also seeks to achieve growth of income and capital appreciation, but only when consistent with the primary objective.
         ------------------------------------------------------------


Although the utility sectors still trailed the overall equity market during the second quarter, the three broad groups did rally with both equities and an
improved bond market.   The S&P 500 Index returned 17.47% for the quarter, while
natural gas distributors returned 13.2% and telephones almost matched the Index with a quarterly return of 17.0%. Electrics were up 5.23% for the quarter.

         ------------------------------------------------------------
                             INVESTMENT INSTRUMENTS
         Equity securities of public utility companies including the electric, natural gas, water, telephone, telegraph and other public communication sectors.
         ------------------------------------------------------------

Interestingly, for the semi-annual period as a whole, telephones, not as impacted as electrics by deregulation, rallied nicely as the market interpreted its deregulation less onerously. In fact, telephones were the top-performing sector for the six months with a return of 18.51%.

INVESTMENT REVIEW

The Fund outperformed its benchmark for the semi-annual period primarily due to its sector weighting strategy. During the period, we shifted the portfolio's allocation toward telephones, which due to its outperformance even of the S&P 500 Index, helped the Fund's performance. To accomplish this re-balance, we reduced the Fund's allocation to the electrics sector. The Fund's weighting in natural gas remained virtually unchanged. As of June 30, 1997, the Fund was allocated 23.1% to natural gas, 39.4% to telephones, and 33.9% to electrics.
Our position in the electrics is less than average for a utility fund, given its poor performance recently. However, the historically high relative yields of this sector, in our opinion, continue to warrant positions in the 30-35% range.

We continue to focus on high quality names in the electric, natural gas, and telephone sectors.

--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS
--------------------------------------------------------------------------------
Bell Atlantic                               GTE Corp.

Ameritech                                   Worldcom, Inc.

Teleport Communications                     Cinergy Corp.

Bellsouth Corp.                             Williams Cos.

SBC Communications                          Southern Co.
--------------------------------------------------------------------------------

MANAGER OUTLOOK

We believe it likely that the Federal Reserve Board is on hold for a while, which would be a positive for the interest-sensitive utilities stocks. At the same time, sector deregulation, competition, and re-structuring issues have yet to be wholly resolved. Electrics will probably remain the laggard of the utilities due to the uncertainty of future legislation in each state. Still, we believe that the worst is over for the utilities group as a whole, and we anticipate maintaining our sector weightings for the near term.

Should the economy show a bit more steam in the second half of the year and should inflation drift notably higher, interest rates, in turn, may be pushed upward and lead the Federal Reserve Board to officially hike rates again either at their August 19th or September 30th meeting. While such a hike would, as usual, temporarily depress the equities markets, we expect favorable fundamentals to result in an ongoing positive trend for stocks over the longer term. This, combined with slow but sure resolution of the issues overhanging the electric and telephone sectors in particular, still lead us to be cautiously optimistic about the longer-term outlook for utilities.


---------------
* Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. THE FUND IS NOT INSURED BY THE FDIC AND IS NOT A DEPOSIT, OBLIGATION OF, OR GUARANTEED BY BANKERS TRUST COMPANY. THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
** The S&P Utility Index was rebalanced from a weighting of electrics (36%), natural gas (12%) and telecommunications (53%) to a current weighting of electrics (75%) and natural gas (25%). The modified benchmark under consideration consists of the following sectors: electrics (45%), natural gas (15%), telephone (15%), long distance (15%) and cellular and wireless (10%). The performance would be calculated using the following indices:
    S&P Utility Index (60%), S&P Telecom-Telephone Index (15%), S&P Telecom-Long Distance Index (15%) and S&P Telecom-Cellular/Wireless Index (10%).
+   This index is unmanaged, and investments cannot be made in an index.
++ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as
    falling into the    respective categories indicated. The figures do not
    reflect sales charges.

--------------------------------------------------------------------------------
UTILITY FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


                    DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                         BY SECTOR AS OF JUNE 30, 1997
                    (PERCENTAGES ARE BASED ON MARKET VALUE)

                                    [CHART]

                        Utility Gas, Natural Gas  21%
                        Telecommunications        40%
                        Other                      3%
                        Utility-Electric          36%


We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide a high level of current income.

As always, we appreciate your ongoing support of the BT Investment Utility Fund.

                                 /s/ Jim Giblin

                                   Jim Giblin
                            Portfolio Manager of the
                               UTILITY PORTFOLIO
                                 June 30, 1997


PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE UTILITY FUND AND THE S&P UTILITY INDEX SINCE AUGUST 31, 1992.

--------------------------------------------------------------------------------
                                 TOTAL RETURN
                              ENDED JUNE 30, 1997

                        One Year       Since 8/3/92*
                           9.64%              44.65%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------


                                    [CHART]

                Utility Fund - $14,421      S&P Utility Index - $16,198
                ----------------------      ---------------------------
 8/92                   10000                         10000
 9/92                    9970                         10072
12/92                   10215                         10327
 3/93                   11004                         11441
 6/93                   11239                         11712
 9/93                   11784                         12532
12/93                   11343                         11818
 3/94                   10526                         10842
 6/94                   10059                         10839
 9/94                   10223                         10890
12/94                   10019                         10879
 3/95                   10415                         11630
 6/95                   10839                         12494
 9/95                   11829                         13895
12/95                   13036                         15353
 3/96                   12750                         14623
 6/96                   13153                         15361
 9/96                   12602                         14843
12/96                   13645                         15833
 3/97                   13219                         15300
 6/97                   14421                         16198

Past performance is not indicative of future performance. The S&P Utility Index is unmanaged, and investments may not be made in an index.

--------------------------------------------------------------------------------
UTILITY FUND

STATEMENT OF ASSETS AND LIABILITIES  JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investment in Utility Portfolio, at Value. . . . . . . . . . . .  $  6,819,477
Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . .         3,787
                                                                  ------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . .     6,823,264
                                                                  ------------
LIABILITIES
Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . .         1,208
Accrued Expenses and Other . . . . . . . . . . . . . . . . . . .        24,803
                                                                  ------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . .        26,011
                                                                  ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  6,797,253
                                                                  ------------
                                                                  ------------
SHARES OUTSTANDING ($0.001 par value per share,
 unlimited number of shares of beneficial
 interest authorized). . . . . . . . . . . . . . . . . . . . . .       563,564
                                                                  ------------
                                                                  ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE (net assets divided by shares outstanding). . . . . .  $      12.06
                                                                  ------------
                                                                  ------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . .  $  7,898,641
  Overdistributed Net Investment Income. . . . . . . . . . . . .          (729)
  Accumulated Net Realized Loss from Investment Transactions . .    (3,013,544)
  Net Unrealized Appreciation on Investments . . . . . . . . . .     1,912,885
                                                                  ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  6,797,253
                                                                  ------------
                                                                  ------------

--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Income Allocated from Utility Portfolio, net . . . . . . . . .  $    109,150
                                                                  ------------
EXPENSES
  Administration and Services Fee. . . . . . . . . . . . . . . .        22,943
  Printing and Shareholder Reports . . . . . . . . . . . . . . .         8,967
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . .         4,699
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . .         5,100
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . .         1,394
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . .           634
                                                                  ------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . .        43,737
  Less:  Expenses Absorbed by Bankers Trust. . . . . . . . . . .       (20,794)
                                                                  ------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . .        22,943
                                                                  ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . .        86,207
                                                                  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain from Investment Transactions . . . . . . . .        86,406
  Net Change in Unrealized Depreciation on Investments . . . . .       182,908
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . . . . .       269,314
                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . .  $    355,521
                                                                  ------------
                                                                  ------------


                     See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
UTILITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       FOR THE            FOR THE
                                                                                  SIX MONTHS ENDED       YEAR ENDED
                                                                                   JUNE 30, 1997+     DECEMBER 31, 1996
                                                                                  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          86,207   $         242,846
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . .               86,406             781,009
  Net Change in Unrealized Appreciation (Depreciation) on Investments. . . . .              182,908            (698,140)
                                                                                  -----------------   -----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . .              355,521             325,715
                                                                                  -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .              (95,052)           (235,462)
                                                                                  -----------------   -----------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net Proceeds from Shares Sold. . . . . . . . . . . . . . . . . . . . . . . .                   --             100,980
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . .               88,384             213,511
  Value of Shares Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,295,665)         (2,885,777)
                                                                                  -----------------   -----------------
Net Decrease from Capital Transactions in Shares of Beneficial Interest. . . .           (1,207,281)         (2,571,286)
                                                                                  -----------------   -----------------
TOTAL DECREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .             (946,812)         (2,481,033)
                                                                                  -----------------   -----------------
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,744,065          10,225,098
                                                                                  -----------------   -----------------
End of Period (including undistributed net investment income (loss) of $(729)
 and $8,116, respectively) . . . . . . . . . . . . . . . . . . . . . . . . . .    $       6,797,253   $       7,744,065
                                                                                  -----------------   -----------------
                                                                                  -----------------   -----------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for the Utility Fund.

                                                                                          FOR THE YEAR ENDED
                                                         FOR THE                             DECEMBER 31,
                                                    SIX MONTHS ENDED   -----------------------------------------------------
                                                     JUNE 30, 1997+      1996           1995           1994           1993
                                                    ----------------   --------       --------       --------       --------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .          $11.57         $11.37          $9.10         $10.83         $10.10
                                                        --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . .            0.15           0.33           0.40           0.48           0.39
  Net Realized and Unrealized Gain (Loss) on
     Investment Transactions . . . . . . . . . .            0.50           0.19           2.28          (1.74)          0.73
                                                        --------       --------       --------       --------       --------
Total from Investment Operations . . . . . . . .            0.65           0.52           2.68          (1.26)          1.12
                                                        --------       --------       --------       --------       --------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . .           (0.16)         (0.32)         (0.41)         (0.47)         (0.39)
                                                        --------       --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . .          $12.06         $11.57         $11.37          $9.10         $10.83
                                                        --------       --------       --------       --------       --------
                                                        --------       --------       --------       --------       --------
TOTAL INVESTMENT RETURN. . . . . . . . . . . . .            5.69%          4.67%         30.12%        (11.67)%        11.04%
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted) . . .          $6,797         $7,744        $10,225        $16,903        $37,558
  Ratios to Average Net Assets:
     Net Investment Income . . . . . . . . . . .            2.44%*         2.88%          3.79%          4.57%          3.59%
     Expenses, including expenses of the
       Utility Portfolio . . . . . . . . . . . .            1.25%*         1.25%          1.25%          1.25%          1.25%
     Decrease Reflected in Above Expense
       Ratio Due to Absorption of Expenses
       by Bankers Trust. . . . . . . . . . . . .            1.08%*         1.13%          0.65%          0.48%          0.39%

---------------
+  Unaudited
*  Annualized


                  See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
UTILITY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Utility Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on August 3, 1992. The Fund invests substantially all of its assets in the Utility Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1997, the Fund's investment was 99.9% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  DIVIDENDS

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually.

D.  FEDERAL INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute substantially all of its income to shareholders. Therefore, no federal income tax provision is required.

E.  OTHER

The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to the Trust are allocated among the Funds in the Trust.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.


NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Fund's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $22,943.

Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood Services, Inc. ("Edgewood") may seek reimbursement at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the six months ended June 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund to the extent necessary to limit all expenses to 0.65 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and 1.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the six months ended June 30, 1997, expenses of the Fund have been reduced by $20,794.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST

At June 30, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                            FOR THE SIX MONTHS            FOR THE YEAR ENDED
                           ENDED JUNE 30, 1997+           DECEMBER 31, 1996
                         -----------------------       -----------------------
                          SHARES       AMOUNT           SHARES       AMOUNT
                         --------    -----------       --------    -----------
Sold . . . . . . . .           --    $        --          9,068    $   100,980
Reinvested . . . . .        7,672         88,384         19,034        213,511
Redeemed . . . . . .     (113,180)    (1,295,665)      (257,992)    (2,885,777)
                         --------    -----------       --------    -----------
Net Decrease . . . .     (105,508)   $(1,207,281)      (229,890)   $(2,571,286)
                         --------    -----------       --------    -----------
                         --------    -----------       --------    -----------
---------------
+  Unaudited

--------------------------------------------------------------------------------
UTILITY PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 Shares                           Description                         Value
--------                          -----------                      -----------
           COMMON STOCKS - 96.50%
           TELECOMMUNICATIONS - 39.71%
   6,000   Alltel Corp.. . . . . . . . . . . . . . . . . . . .     $   200,625
   4,800   Ameritech Corp. . . . . . . . . . . . . . . . . . .         326,100
   4,900   Bell Atlantic Corp. . . . . . . . . . . . . . . . .         371,788
   6,400   BellSouth Corp. . . . . . . . . . . . . . . . . . .         296,800
   6,150   GTE Corp. . . . . . . . . . . . . . . . . . . . . .         269,831
   8,000   LCC International, Inc.-Cl. A (a) . . . . . . . . .         126,000
   4,800   MCI Communications Corp.. . . . . . . . . . . . . .         183,750
   4,500   SBC Communications, Inc.. . . . . . . . . . . . . .         278,437
   8,900   Teleport Communications Group, Inc.-Cl. A (a) . . .         303,713
   2,150   U.S. West Communications Group. . . . . . . . . . .          81,028
   8,430   WorldCom, Inc. (a). . . . . . . . . . . . . . . . .         269,760
                                                                   -----------
                                                                     2,707,832
                                                                   -----------
           UTILITY-ELECTRIC - 35.72%
   4,000   American Electric Power Co. . . . . . . . . . . . .         168,000
   4,100   Baltimore Gas & Electric Co.. . . . . . . . . . . .         109,419
   5,500   Carolina Power & Light Co.. . . . . . . . . . . . .         197,312
   3,600   CILCORP, Inc. . . . . . . . . . . . . . . . . . . .         148,275
   7,500   CINergy Corp. . . . . . . . . . . . . . . . . . . .         261,094
   5,000   CMS Energy Corp.. . . . . . . . . . . . . . . . . .         176,250
   7,200   DPL, Inc. . . . . . . . . . . . . . . . . . . . . .         177,300
   3,700   Duke Power Co.. . . . . . . . . . . . . . . . . . .         177,369
   5,000   Enova Corp. . . . . . . . . . . . . . . . . . . . .         120,313
   4,500   FPL Group, Inc. . . . . . . . . . . . . . . . . . .         207,281
   4,100   Ohio Edison Co. . . . . . . . . . . . . . . . . . .          89,431
   6,300   Pinnacle West Capital Corp. . . . . . . . . . . . .         189,394
   9,900   Southern Co.. . . . . . . . . . . . . . . . . . . .         216,563
   2,700   Union Electric Co.. . . . . . . . . . . . . . . . .         101,756
   3,600   WPS Resources Corp. . . . . . . . . . . . . . . . .          96,300
                                                                   -----------
                                                                     2,436,057
                                                                   -----------
           UTILITY-GAS - 21.07%
   5,500   Brooklyn Union Gas Co.. . . . . . . . . . . . . . .     $   157,437
   3,600   Coastal Corp. . . . . . . . . . . . . . . . . . . .         191,475
   5,200   Enron Corp. . . . . . . . . . . . . . . . . . . . .         212,225
   3,900   ENSERCH Corp. . . . . . . . . . . . . . . . . . . .          86,775
   5,200   MCN Energy Group, Inc.. . . . . . . . . . . . . . .         159,250
   5,000   Questar Corp. . . . . . . . . . . . . . . . . . . .         201,875
   4,000   Sonat, Inc. . . . . . . . . . . . . . . . . . . . .         205,000
   5,100   Williams Cos., Inc. . . . . . . . . . . . . . . . .         223,125
                                                                   -----------
                                                                     1,437,162
                                                                   -----------

TOTAL COMMON STOCKS (Cost $4,668,147). . . . . . . . . . . . .       6,581,051
                                                                   -----------

           SHORT TERM INSTRUMENTS - 3.47%
 236,606   BT Institutional Cash Management Fund,
             5.47%, 7/01/97. . . . . . . . . . . . . . . . . .         236,606

TOTAL INVESTMENTS (Cost $4,904,753). . . . . . . . . .   99.97%      6,817,657
Other Assets in Excess of Liabilities. . . . . . . . .    0.03%          1,964
                                                        -------    -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . .  100.00%    $ 6,819,621
                                                        -------    -----------
                                                        -------    -----------

(a) Non-income producing security.


                  See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
UTILITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at Value (Cost of $4,904,753) . . . . . . . . . .  $  6,817,657
  Dividends and Interest Receivable. . . . . . . . . . . . . . .        11,279
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . .         1,219
                                                                  ------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . .     6,830,155
                                                                  ------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . .         1,426
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . .         9,108
                                                                  ------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . .        10,534
                                                                  ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  6,819,621
                                                                  ------------
                                                                  ------------
COMPOSITION OF NET ASSETS
  Paid-in capital. . . . . . . . . . . . . . . . . . . . . . . .  $  4,906,717
  Net Unrealized Appreciation on Investments . . . . . . . . . .     1,912,904
                                                                  ------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  6,819,621
                                                                  ------------
                                                                  ------------


--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED  JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . .  $    123,774
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,681
                                                                  ------------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . .       130,455
                                                                  ------------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . . .        23,078
  Administration and Services Fee. . . . . . . . . . . . . . . .         3,551
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . .        10,899
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . .         1,064
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . .            72
                                                                  ------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . .        38,664
  Less:  Expenses Absorbed by Bankers Trust. . . . . . . . . . .       (17,361)
                                                                  ------------
     Net Expenses. . . . . . . . . . . . . . . . . . . . . . . .        21,303
                                                                  ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . . . .       109,152
                                                                  ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain from Investment Transactions . . . . . . . .        86,408
  Net Change in Unrealized Appreciation on Investments . . . . .       182,912
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . . . . .       269,320
                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . .  $    378,472
                                                                  ------------
                                                                  ------------


                  See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
UTILITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       FOR THE            FOR THE
                                                                                  SIX MONTHS ENDED       YEAR ENDED
                                                                                   JUNE 30, 1997+     DECEMBER 31, 1996
                                                                                  -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         109,152   $         297,670
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . .               86,408             781,021
  Net Change in Unrealized Appreciation (Depreciation) on Investments. . . . .              182,912            (698,149)
                                                                                  -----------------   -----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . .              378,472             380,542
                                                                                  -----------------   -----------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . . . . . . .               88,384             317,769
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . . . . . . .           (1,413,890)         (3,169,611)
                                                                                  -----------------   -----------------
Net Decrease in Net Assets from Capital Transactions . . . . . . . . . . . . .           (1,325,506)         (2,851,842)
                                                                                  -----------------   -----------------
TOTAL DECREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .             (947,034)         (2,471,300)
NET ASSETS
Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            7,766,655          10,237,955
                                                                                  -----------------   -----------------
End of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       6,819,621   $       7,766,655
                                                                                  -----------------   -----------------
                                                                                  -----------------   -----------------


--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Utility Portfolio.

                                                                                          FOR THE YEAR ENDED
                                                         FOR THE                             DECEMBER 31,
                                                    SIX MONTHS ENDED   -----------------------------------------------------
                                                     JUNE 30, 1997+      1996           1995           1994           1993
                                                    ----------------   --------       --------       --------       --------
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted). . . . .     $  6,820       $  7,767       $ 10,238       $ 18,733       $ 37,590
  Ratios to Average Net Assets:
    Net Investment Income . . . . . . . . . . . . .         3.07%*         3.52%          4.42%          5.21%          4.60%
    Expenses  . . . . . . . . . . . . . . . . . . .         0.60%*         0.60%          0.60%          0.60%          0.60%
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust . .         0.49%*         0.45%          0.31%          0.27%          0.26%
Portfolio Turnover Rate . . . . . . . . . . . . . .        12.16%*        24.90%         53.71%         11.43%          0.00%++
Average Commission Per Share**  . . . . . . . . . .     $  0.056       $  0.053

---------------

+   Unaudited
++  Less than 0.01%
*   Annualized
** For the year beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases or sales of equity securities.


                  See Notes to Financial Statements on Page 11

--------------------------------------------------------------------------------
UTILITY PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  ORGANIZATION

The Utility Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on August 3, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  FEDERAL INCOME TAXES

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E.  OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $3,551.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $23,078.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the six months ended June 30, 1997, expenses of the Portfolio have been reduced by $17,361.

Certain trustees and officers of the Portfolio are also directors, officers and employees of Edgewood Services, Inc., the distributor of the BT Investment Funds. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation for services as trustees of the Portfolio.

NOTE 3--SALES OF INVESTMENT SECURITIES

The aggregate proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1997, were $1,150,368. For federal income tax purposes, the tax basis of investments held at June 30, 1997 was $4,920,274. The aggregate gross unrealized appreciation was $1,919,049, and the aggregate gross unrealized depreciation for all investments was $21,666 as of June 30, 1997.

BT INVESTMENT FUNDS
UTILITY FUND





INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022



              ------------------------------------------------
              For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at
              (800) 730-1313. This report must be preceded or accompanied by the Fund's current prospectus.
              ------------------------------------------------


                                                                Cusip #055922884
                                                                STA468100 (8/97)